Note 4 - Loans and Leases - Summary of Related Party Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning of year	$ 965,000	$ 1,154,000	$ 1,371,000
Additions	4,000	4,000	0
Effect of change in composition of related parties	331,000	0	0
Repayments	(195,000)	(193,000)	(217,000)
End of year	$ 1,105,000	$ 965,000	$ 1,154,000